Putnam Sustainable Leaders ETF
The fund's portfolio
11/30/24 (Unaudited)

COMMON STOCKS (97.4%)(a)
	Shares	Value
Banks (4.5%)
Bank of America Corp.	344,054	$16,346,006
JPMorgan Chase & Co.	61,989	15,479,893

		31,825,899
Biotechnology (0.7%)
Regeneron Pharmaceuticals, Inc.(NON)	6,488	4,867,427

		4,867,427
Broadline retail (4.7%)
Amazon.com, Inc.(NON)	158,265	32,901,711

		32,901,711
Capital markets (4.5%)
Charles Schwab Corp. (The)	100,553	8,321,766
KKR & Co., Inc.	45,211	7,363,516
MSCI, Inc.	10,868	6,625,459
TPG, Inc.	132,720	9,285,091

		31,595,832
Chemicals (3.0%)
Eastman Chemical Co.	96,007	10,053,853
Linde PLC	23,970	11,049,930

		21,103,783
Construction materials (1.1%)
CRH PLC	76,483	7,821,916

		7,821,916
Consumer finance (1.6%)
Capital One Financial Corp.	59,705	11,463,957

		11,463,957
Consumer staples distribution and retail (3.6%)
Kroger Co. (The)	60,930	3,721,604
Walmart, Inc.	236,070	21,836,475

		25,558,079
Containers and packaging (1.1%)
Ball Corp.	129,156	8,028,337

		8,028,337
Electric utilities (2.9%)
Constellation Energy Corp.	39,626	10,166,447
NextEra Energy, Inc.	128,594	10,116,490

		20,282,937
Entertainment (1.6%)
Walt Disney Co. (The)	97,283	11,427,834

		11,427,834
Financial services (2.2%)
Mastercard, Inc. Class A	29,044	15,478,709

		15,478,709
Food products (0.9%)
Campbell Soup Co.	143,247	6,618,011

		6,618,011
Ground transportation (0.8%)
Canadian Pacific Kansas City, Ltd. (Canada)	69,475	5,321,090

		5,321,090
Health care equipment and supplies (3.9%)
Boston Scientific Corp.(NON)	161,506	14,642,134
Intuitive Surgical, Inc.(NON)	24,144	13,086,048

		27,728,182
Hotels, restaurants, and leisure (5.6%)
Chipotle Mexican Grill, Inc.(NON)	143,229	8,811,448
Hilton Worldwide Holdings, Inc.	53,306	13,509,873
Starbucks Corp.	68,278	6,995,764
Viking Holdings, Ltd. (Bermuda)(NON)	214,350	9,956,558

		39,273,643
Industrial REITs (1.3%)
Prologis, Inc.(R)	81,001	9,459,297

		9,459,297
Life sciences tools and services (3.4%)
Danaher Corp.	33,570	8,046,393
Mettler-Toledo International, Inc.(NON)	5,007	6,264,758
Thermo Fisher Scientific, Inc.	17,937	9,499,973

		23,811,124
Machinery (4.6%)
Fortive Corp.	157,070	12,460,363
Ingersoll Rand, Inc.	93,456	9,735,312
Otis Worldwide Corp.	100,902	10,390,888

		32,586,563
Personal care products (1.4%)
Unilever PLC ADR (United Kingdom)	170,120	10,179,981

		10,179,981
Pharmaceuticals (4.0%)
AstraZeneca PLC ADR (United Kingdom)	88,375	5,975,918
Eli Lilly and Co.	18,686	14,861,910
GSK PLC ADR (United Kingdom)	105,760	3,609,589
Sanofi ADR (France)	75,124	3,642,763

		28,090,180
Real estate management and development (0.7%)
FirstService Corp. (Canada)	23,806	4,622,887

		4,622,887
Semiconductors and semiconductor equipment (10.2%)
Advanced Micro Devices, Inc.(NON)	82,481	11,314,331
Analog Devices, Inc.	32,407	7,066,346
Applied Materials, Inc.	32,109	5,609,763
ASML Holding NV (NY Reg Shares) (Netherlands)	5,826	4,000,190
NVIDIA Corp.	317,354	43,874,191

		71,864,821
Software (14.7%)
Adobe, Inc.(NON)	19,701	10,164,337
Cadence Design Systems, Inc.(NON)	25,681	7,879,188
Microsoft Corp.	132,631	56,163,923
Roper Technologies, Inc.	22,611	12,807,775
Salesforce, Inc.	32,135	10,604,229
Synopsys, Inc.(NON)	11,939	6,667,812

		104,287,264
Specialized REITs (1.1%)
American Tower Corp.(R)	36,860	7,703,740

		7,703,740
Specialty retail (2.0%)
Home Depot, Inc. (The)	32,486	13,940,717

		13,940,717
Technology hardware, storage, and peripherals (9.7%)
Apple, Inc.	259,397	61,562,690
Seagate Technology Holdings PLC	70,983	7,192,707

		68,755,397
Textiles, apparel, and luxury goods (0.4%)
On Holding AG Class A (Switzerland)(NON)	54,321	3,168,544

		3,168,544
Wireless telecommunication services (1.2%)
T-Mobile US, Inc.	35,422	8,747,109

		8,747,109

Total common stocks (cost $533,012,678)		$688,514,971

SHORT-TERM INVESTMENTS (2.7%)(a)
	Shares	Value
Putnam Government Money Market Fund Class P 4.32%(AFF)	19,074,984	$19,074,984

Total short-term investments (cost $19,074,984)		$19,074,984
TOTAL INVESTMENTS

Total investments (cost $552,087,662)		$707,589,955

Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2024 through November 30, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $707,116,476.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/24
Short-term investments
	Putnam Government Money Market Fund Class P†	$8,579,196	$46,726,737	$36,230,949	$138,138	$19,074,984

	Total Short-term investments	$8,579,196	$46,726,737	$36,230,949	$138,138	$19,074,984
†	Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
For investments in State Street Institutional U.S. Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price”, and is generally categorized as a Level 2 security. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$20,174,943	$—	$—
Consumer discretionary	89,284,615	—	—
Consumer staples	42,356,071	—	—
Financials	90,364,397	—	—
Health care	84,496,913	—	—
Industrials	37,907,653	—	—
Information technology	244,907,482	—	—
Materials	36,954,036	—	—
Real estate	21,785,924	—	—
Utilities	20,282,937	—	—

Total common stocks	688,514,971	—	—
Short-term investments	19,074,984	—	—

Totals by level	$707,589,955	$—	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com